Short-term and Long-term treasury investments	12 Months Ended
Dec. 31, 2023
Short-term and Long-term treasury investments
Short-term and Long-term treasury investments

6. Short-term and Long-term treasury investments

The following is a summary of treasury investments:

	As of December 31
	2022	2023
	RMB	RMB

Short-term treasury investments

Time deposits and other debt investments stated at amortized cost	16,965,708	19,163,581
Other debt investments under FVO	—	78,502
Subtotal	16,965,708	19,242,083

Long-term treasury investments

Time deposits and other debt investments stated at amortized cost	8,444,793	4,712,589
Other debt investments under FVO	1,755,009	3,180,310
Subtotal	10,199,802	7,892,899